Principal Accountants' Fees and Services - Disclosure of Accountants' Fees and Services (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Ernst and Young [Member]
Disclosure of audit fees and other services [Line Items]
Audit of the financial statements of the parent company and its French subsidiaries	€ 7.6	€ 7.0
Audit-related services charged to the parent company and its French subsidiaries	4.8	0.5
Price Water House Coopers [Member]
Disclosure of audit fees and other services [Line Items]
Audit of the financial statements of the parent company and its French subsidiaries	7.8	7.4
Audit-related services charged to the parent company and its French subsidiaries	€ 0.3	€ 0.1